Document and Entity Information	Jun. 15, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 15, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jun. 15, 2018
Document Effective Date	Jun. 15, 2018
Prospectus Date	Dec. 31, 2017
Loncar Cancer Immunotherapy ETF | Loncar Cancer Immunotherapy ETF
Prospectus:
Trading Symbol	CNCR